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                                                            [LOGO OF METLIFE(R)]

METLIFE INVESTORS INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

June 24, 2010

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors Insurance Company and
    MetLife Investors Variable Annuity Account One
    File Nos. 333-50540/811-05200
    (Class B)
    Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated June 21, 2010 to the Prospectus for the Class B contracts dated May 1, 2010 and the form of Statement of Additional Information Supplement ("SAI Supplement") dated June 21, 2010 to the Statement of Additional Information dated May 1, 2010 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement and SAI Supplement contained in Post-Effective Amendment No. 30 for the Account filed electronically with the Commission on June 15, 2010.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company